FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Fair Value Measurements

NOTE 10. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measures

The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2015 and 2014. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.

The fair value of commodity derivative assets and liabilities is presented in accordance with our netting policy, as we discuss in Note 9 under “Financial Statement Presentation.”

The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).

Our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2015 and 2014 in the tables below include the following:

  Nuclear decommissioning trusts reflect the assets of SDG&E’s nuclear decommissioning trusts, excluding cash balances. A third party trustee values the trust assets using prices from a pricing service based on a market approach. We validate these prices by comparison to prices from other independent data sources. Equity and certain debt securities are valued using quoted prices listed on nationally recognized securities exchanges or based on closing prices reported in the active market in which the identical security is traded (Level 1). Other debt securities are valued based on yields that are currently available for comparable securities of issuers with similar credit ratings (Level 2).
  For commodity contracts, interest rate derivatives and foreign exchange instruments, we primarily use a market approach with market participant assumptions to value these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation techniques. These inputs can be readily observable, market corroborated, or generally unobservable. We have exchange-traded derivatives that are valued based on quoted prices in active markets for the identical instruments (Level 1). We also may have other commodity derivatives that are valued using industry standard models that consider quoted forward prices for commodities, time value, current market and contractual prices for the underlying instruments, volatility factors, and other relevant economic measures (Level 2). Level 3 recurring items relate to CRRs and long-term, fixed-price electricity positions at SDG&E, as we discuss below under “Level 3 Information.”
  Rabbi Trust investments include marketable securities that we value using a market approach based on closing prices reported in the active market in which the identical security is traded (Level 1). Investments in marketable securities at December 31, 2015 and 2014 were negligible.

There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented, nor any changes in valuation techniques used in recurring fair value measurements.

RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Fair value at December 31, 2015
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$619	$	―	$	―	$	―	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		47		44		―		―	91
Municipal bonds		―		156		―		―	156
Other securities		―		182		―		―	182
Total debt securities		47		382		―		―	429
Total nuclear decommissioning trusts(2)		666		382		―		―	1,048
Interest rate and foreign exchange instruments		―		5		―		―	5
Commodity contracts not subject to rate recovery		22		16		―		(4)	34
Commodity contracts subject to rate recovery		―		1		72		28	101
Total		$688		$404		$72		$24	$1,188

Liabilities:
Interest rate and foreign exchange instruments	$	―		$171	$	―	$	―	$171
Commodity contracts not subject to rate recovery		5		3		―		(4)	4
Commodity contracts subject to rate recovery		―		68		53		(54)	67
Total		$5		$242		$53		$(58)	$242

	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$655	$	―	$	―	$	―	$655
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		62		47		―		―	109
Municipal bonds		―		129		―		―	129
Other securities		―		207		―		―	207
Total debt securities		62		383		―		―	445
Total nuclear decommissioning trusts(2)		717		383		―		―	1,100
Interest rate and foreign exchange instruments		―		48		―		―	48
Commodity contracts not subject to rate recovery		28		16		―		(11)	33
Commodity contracts subject to rate recovery		―		1		107		14	122
Total		$745		$448		$107		$3	$1,303

Liabilities:
Interest rate and foreign exchange instruments	$	―		$155	$	―	$	―	$155
Commodity contracts not subject to rate recovery		3		9		―		(4)	8
Commodity contracts subject to rate recovery		―		52		―		(36)	16
Total		$3		$216	$	―		$(40)	$179
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SDG&E
(Dollars in millions)
	Fair value at December 31, 2015
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$619	$	―	$	―	$	―	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		47		44		―		―	91
Municipal bonds		―		156		―		―	156
Other securities		―		182		―		―	182
Total debt securities		47		382		―		―	429
Total nuclear decommissioning trusts(2)		666		382		―		―	1,048
Commodity contracts not subject to rate recovery		―		―		―		1	1
Commodity contracts subject to rate recovery		―		―		72		27	99
Total		$666		$382		$72		$28	$1,148

Liabilities:
Interest rate instruments	$	―		$37	$	―	$	―	$37
Commodity contracts not subject to rate recovery		1		―		―		(1)	―
Commodity contracts subject to rate recovery		―		67		53		(54)	66
Total		$1		$104		$53		$(55)	$103

	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$655	$	―	$	―	$	―	$655
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		62		47		―		―	109
Municipal bonds		―		129		―		―	129
Other securities		―		207		―		―	207
Total debt securities		62		383		―		―	445
Total nuclear decommissioning trusts(2)		717		383		―		―	1,100
Commodity contracts subject to rate recovery		―		―		107		12	119
Total		$717		$383		$107		$12	$1,219

Liabilities:
Interest rate instruments	$	―		$47	$	―	$	―	$47
Commodity contracts not subject to rate recovery		1		―		―		(1)	―
Commodity contracts subject to rate recovery		―		51		―		(36)	15
Total		$1		$98	$	―		$(37)	$62
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SOCALGAS
(Dollars in millions)
	Fair value at December 31, 2015
		Level 1		Level 2		Level 3	Netting(1)		Total
Assets:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$1		$2
Total	$	―		$1	$	―	$1		$2
Liabilities:
Commodity contracts not subject to rate recovery		$1	$	―	$	―	$(1)	$	―
Commodity contracts subject to rate recovery		―		1		―	―		1
Total		$1		$1	$	―	$(1)		$1

	Fair value at December 31, 2014
		Level 1		Level 2		Level 3	Netting(1)		Total
Assets:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$2		$3
Total	$	―		$1	$	―	$2		$3
Liabilities:
Commodity contracts not subject to rate recovery		$2	$	―	$	―	$(2)	$	―
Commodity contracts subject to rate recovery		―		1		―	―		1
Total		$2		$1	$	―	$(2)		$1
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

Level 3 Information

The following table sets forth reconciliations of changes in the fair value of congestion revenue rights (CRRs) and long-term, fixed-price electricity positions classified as Level 3 in the fair value hierarchy for Sempra Energy Consolidated and SDG&E:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Balance at January 1	$107	$99	$61
Realized and unrealized (losses) gains	(134)	15	11
Allocated transmission instruments	12	19	51
Settlements	34	(26)	(24)
Balance at December 31	$19	$107	$99
Change in unrealized (losses) gains relating to
instruments still held at December 31	$(27)	$8	$11

SDG&E’s Energy and Fuel Procurement department, in conjunction with SDG&E’s finance group, is responsible for determining the appropriate fair value methodologies used to value and classify CRRs and long-term, fixed-price electricity positions on an ongoing basis. Inputs used to determine the fair value of CRRs and fixed-price electricity positions are reviewed and compared with market conditions to determine reasonableness. SDG&E expects all costs related to these instruments to be recoverable through customer rates. As such, there is no impact to earnings from changes in the fair value of these instruments.

CRRs are recorded at fair value based almost entirely on the most current auction prices published by the California ISO, an objective source. Annual auction prices are published once a year, typically in the middle of November, and remain in effect for the following year. The impact associated with discounting is negligible. Because auction prices are a less observable input, these instruments are classified as Level 3. The fair value of these instruments is derived from auction price differences between two locations. From January 1, 2015 to December 31, 2015, the auction prices ranged from $(16) per MWh to $8 per MWh at a given location, and from January 1, 2014 to December 31, 2014, the auction prices ranged from $(6) per MWh to $12 per MWh at a given location. Positive values between two locations represent expected future reductions in congestion costs, whereas negative values between two locations represent expected future charges. Valuation of our CRRs is sensitive to a change in auction price. If auction prices at one location increase (decrease) relative to another location, this could result in a higher (lower) fair value measurement. We summarize CRR volumes in Note 9.

Long-term, fixed-price electricity positions that are valued using significant unobservable data are classified as Level 3 because the contract terms relate to a delivery location or tenor for which observable market rate information is not available. The fair value of the net electricity positions classified as Level 3 is derived from a discounted cash flow model using market electricity forward price inputs. At December 31, 2015, these inputs range from $21.45 per MWh to $60.05 per MWh. A significant increase or decrease in market electricity forward prices would result in a significantly higher or lower fair value, respectively.

Realized gains and losses associated with CRRs and long-term electricity positions, which are recoverable in rates, are recorded in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Unrealized gains and losses are recorded as regulatory assets and liabilities and therefore also do not affect earnings.

Derivative Positions Net of Cash Collateral

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions with fair value amounts for cash collateral with the same counterparty when a legal right of offset exists.

The following table provides the amount of fair value of cash collateral receivables that were not offset in the Consolidated Balance Sheets at December 31, 2015 and 2014:

	December 31,
(Dollars in millions)	2015	2014
Sempra Energy Consolidated	$30	$14
SDG&E	28	12
SoCalGas	1	2

Fair Value of Financial Instruments

The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, current amounts due to/from unconsolidated affiliates, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts because of the short-term nature of these instruments. Investments in life insurance contracts that we hold in support of our Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans are carried at cash surrender values, which represent the amount of cash that could be realized under the contracts. The following table provides the carrying amounts and fair values of certain other financial instruments that are not recorded at fair value on the Consolidated Balance Sheets at December 31:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2015
	Carrying	Fair Value
	amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Noncurrent due from unconsolidated affiliates(1)	$175	$	―	$97		$69	$166
Total long-term debt(2)(3)	13,761		―	13,985		648	14,633
Preferred stock of subsidiary	20		―	23		―	23
SDG&E:
Total long-term debt(3)(4)	$4,304	$	―	$4,355		$315	$4,670
SoCalGas:
Total long-term debt(5)	$2,513	$	―	$2,621	$	―	$2,621
Preferred stock	22		―	25		―	25

	December 31, 2014
	Carrying	Fair Value
	amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Noncurrent due from unconsolidated affiliates(1)	$184	$	―	$132		$38	$170
Total long-term debt(2)(3)	12,347		―	12,782		917	13,699
Preferred stock of subsidiary	20		―	23		―	23
SDG&E:
Total long-term debt(3)(4)	$4,461	$	―	$4,563		$425	$4,988
SoCalGas:
Total long-term debt(5)	$1,913	$	―	$2,124	$	―	$2,124
Preferred stock	22		―	25		―	25
(1)	Excluding accumulated interest outstanding of $11 million and $4 million at December 31, 2015 and 2014, respectively.
(2)	Before reductions for unamortized discount (net of premium) and debt issuance costs of $107 million and $102 million at December 31, 2015 and 2014, respectively, and excluding build-to-suit and capital leases of $387 million and $310 million at December 31, 2015 and 2014, respectively. We discuss our long-term debt in Note 5.
(3)	Level 3 instruments include $315 million and $325 million at December 31, 2015 and 2014, respectively, related to Otay Mesa VIE.
(4)	Before reductions for unamortized discount and debt issuance costs of $43 million and $47 million at December 31, 2015 and 2014, respectively, and excluding capital leases of $244 million and $234 million at December 31, 2015 and 2014, respectively.
(5)	Before reductions for unamortized discount and debt issuance costs of $24 million and $23 million at December 31, 2015 and 2014, respectively, and excluding capital leases of $1 million at both December 31, 2015 and 2014.

We base the fair value of certain noncurrent amounts due from unconsolidated affiliates, long-term debt and preferred stock on a market approach using quoted market prices for identical or similar securities in thinly-traded markets (Level 2). We value other noncurrent amounts due from unconsolidated affiliates of our South American Utilities using a perpetuity approach based on the obligation’s fixed interest rate, the absence of a stated maturity date and a discount rate reflecting local borrowing costs (Level 3). We value other long-term debt using an income approach based on the present value of estimated future cash flows discounted at rates available for similar securities (Level 3).

We provide the fair values for the securities held in the nuclear decommissioning trust funds related to SONGS in Note 13 below.

Non-Recurring Fair Value Measures – Sempra Energy Consolidated

Energía Sierra Juárez

In July 2014, Sempra Mexico completed the sale of a 50-percent interest in the 155-MW first phase of its Energía Sierra Juárez wind project to a wholly owned subsidiary of InterGen N.V. for cash proceeds of $24 million, net of $2 million cash sold, as discussed in Note 3. Sempra Mexico recognized a pretax gain on the sale of $19 million ($14 million after-tax). Upon deconsolidation, our equity method investment in Energía Sierra Juárez was measured at fair value, which resulted in a $7 million after-tax gain attributable to a remeasurement of the retained investment to fair value. The fair value measurement was based on the cash sales price of $26 million paid by InterGen N.V., a nonrelated party and market participant. Use of this market participant input as the indicator of fair value is a Level 2 measurement in the fair value hierarchy.

The following table summarizes significant inputs impacting non-recurring fair value measures related to our investment in Energía Sierra Juárez:

NON-RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Estimated		Fair	% of	Inputs used to
	fair		value	Fair value	develop	Range of
	value	Valuation technique	hierarchy	measurement	measurement	inputs
Investment in
Energía Sierra Juárez	$26 (1)	Market approach	Level 2	100%	Equity sale offer price	100%
(1)	At measurement date of July 16, 2014. At December 31, 2015, our investment in Energía Sierra Juárez had a carrying value of $30 million, reflecting subsequent equity method activity to record distributions and earnings.